Financial Income and Expenses - Schedule of Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial income
Change in fair value of warrant liability			¥ 1,435
Net gain on sale of other financial assets (non-current assets)			11
Derivative gains			9	61
Others			2	6	0
Total	¥ 1	¥ 23	1,457	67
Financial expenses
Impairment loss of other financial assets (non-current assets)			4	11
Interest expenses			35	6	3
Derivative losses					4
Total	¥ 251	¥ 23	¥ 39	¥ 17	¥ 7